Submission	Nov. 13, 2025
Submission [Line Items]
Central Index Key	0000027093
Registrant Name	U.S. Gold Corp.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A